Revision and Reclassifications of Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The following table presents amounts previously reported as of December 31, 2020, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts as of January 1, 2021 (in millions).

	As Previously	Effect of	As of
	Reported	Changes	1/1/2021
Assets
Deferred acquisition costs	$13,897	$146	$14,043
Reinsurance recoverable, net of allowance for credit losses	35,270	(154)	35,116
Reinsurance recoverable on market risk benefits, at fair value	—	471	471
Market risk benefit assets, at fair value	—	690	690
Deferred income taxes, net	1,058	824	1,882
Other assets	1,179	2	1,181
Total assets	$353,532	$1,979	$355,511

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$22,512	$(5,716)	$16,796
Other contract holder funds	63,592	(7)	63,585
Market risk benefit liabilities, at fair value	—	10,690	10,690
Total liabilities	343,609	4,967	348,576
Equity
Accumulated other comprehensive income, net of tax expense	3,821	(385)	3,436
Retained earnings	(324)	(2,603)	(2,927)
Total equity	9,923	(2,988)	6,935
Total liabilities and equity	$353,532	$1,979	$355,511
The following tables present amounts previously reported in the Consolidated Balance Sheets as of December 31, 2022 and 2021, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts as of December 31, 2022 and 2021 (in millions).

	As Previously
	Reported	Effect of	As of
	December 31, 2022	Changes	December 31, 2022
Assets
Deferred acquisition costs	$13,422	$(499)	$12,923
Reinsurance recoverable, net of allowance for credit losses	29,641	(595)	29,046
Reinsurance recoverable on market risk benefits, at fair value	—	221	221
Market risk benefit assets, at fair value	—	4,865	4,865
Deferred income taxes, net	385	(65)	320
Other assets	946	(2)	944
Total assets	$311,058	$3,925	$314,983

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$14,273	$(1,955)	$12,318
Other contract holder funds	58,195	(5)	58,190
Market risk benefit liabilities, at fair value	—	5,662	5,662
Total liabilities	301,903	3,702	305,605

Equity
Accumulated other comprehensive income, net of tax expense	(5,481)	2,103	(3,378)
Retained earnings	8,283	(1,880)	6,403
Total equity	9,155	223	9,378
Total liabilities and equity	$311,058	$3,925	$314,983

	As Previously
	Reported	Effect of	As of
	December 31, 2021	Changes	December 31, 2021
Assets
Deferred acquisition costs	$14,249	$(724)	$13,525
Reinsurance recoverable, net of allowance for credit losses	33,126	(292)	32,834
Reinsurance recoverable on market risk benefits, at fair value	—	383	383
Market risk benefit assets, at fair value	—	1,664	1,664
Deferred income taxes, net	954	762	1,716
Other assets	928	5	933
Total assets	$375,559	$1,798	$377,357

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$18,667	$(3,477)	$15,190
Other contract holder funds	58,726	(5)	58,721
Market risk benefit liabilities, at fair value	—	8,033	8,033
Total liabilities	364,485	4,551	369,036

Equity
Accumulated other comprehensive income, net of tax expense	1,744	(384)	1,360
Retained earnings	2,809	(2,369)	440
Total equity	11,074	(2,753)	8,321
Total liabilities and equity	$375,559	$1,798	$377,357
The following tables present amounts previously reported in the Consolidated Income Statements for the years ended December 31, 2022 and 2021, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts for the years ended December 31, 2022 and 2021 (in millions).

	As Previously
	Reported for
	the Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2022	Changes	2022
Revenues
Total net gains (losses) on derivatives and investments	$3,851	$(4,688)	$(837)
Total revenues	14,551	(4,688)	9,863

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	2,290	(1,228)	1,062
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	(34)	(34)
Market risk benefits (gains) losses, net	—	(3,536)	(3,536)
Interest credited on other contract holder funds, net of deferrals and amortization	862	4	866
Amortization of deferred acquisition costs	1,743	(517)	1,226
Total benefits and expenses	7,440	(5,311)	2,129
Pretax income (loss)	7,111	623	7,734
Income tax expense (benefit)	1,371	134	1,505
Net income (loss)	5,740	489	6,229
Net income (loss) attributable to Jackson Financial Inc.	$5,697	$489	$6,186

Earnings per share
Basic	$66.62	$5.72	$72.34
Diluted	$64.23	$5.52	$69.75

	As Previously
	Reported for
	the Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2021	Changes	2021
Revenues
Total net gains (losses) on derivatives and investments	$(2,478)	$(2,887)	$(5,365)
Total revenues	9,247	(2,887)	6,360

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	970	(45)	925
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	41	41
Market risk benefits (gains) losses, net	—	(3,966)	(3,966)
Interest credited on other contract holder funds, net of deferrals and amortization	834	(2)	832
Amortization of deferred acquisition costs	520	787	1,307
Total benefits and expenses	5,200	(3,185)	2,015
Pretax income (loss)	4,047	298	4,345
Income tax expense (benefit)	602	64	666
Net income (loss)	3,445	234	3,679
Net income (loss) attributable to Jackson Financial Inc.	$3,183	$234	$3,417

Earnings per share
Basic	$33.86	$2.49	$36.35
Diluted	$33.69	$2.48	$36.17
The following tables present amounts previously reported in Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2022 and 2021, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts for the years ended December 31, 2022 and 2021 (in millions).

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2022	Changes	2022
Net income (loss)	$5,740	$489	$6,229

Other comprehensive income (loss), net of tax:
Change in unrealized gains (losses) on securities with no credit impairment net of tax expense (benefit)	(7,223)	(284)	(7,507)
Change in current discount rate related to reserve for future policy benefits, net of tax expense (benefit)	—	1,303	1,303
Change in non-performance risk on market risk benefits, net of tax expense (benefit)	—	1,468	1,468
Total other comprehensive income (loss)	(7,225)	2,487	(4,738)
Comprehensive income (loss) attributable to Jackson Financial Inc.	$(1,528)	$2,976	$1,448

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2021	Changes	2021
Net income (loss)	$3,445	$234	$3,679

Other comprehensive income (loss), net of tax:
Change in unrealized gains (losses) on securities with no credit impairment net of tax expense (benefit)	(2,080)	(64)	(2,144)
Change in current discount rate related to reserve for future policy benefits, net of tax expense (benefit)	—	397	397
Change in non-performance risk on market risk benefits, net of tax expense (benefit)	—	(332)	(332)
Total other comprehensive income (loss)	(2,077)	1	(2,076)
Comprehensive income (loss) attributable to Jackson Financial Inc.	$1,106	$235	$1,341
The adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities, but did affect the following components of net cash flows provided by (used in) operating activities.

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2022	Changes	2022
Cash flows from operating activities:
Net income	$5,740	$489	$6,229
Adjustments to reconcile net income to net cash provided by operating activities:
Net losses (gains) on derivatives	(2,024)	4,688	2,664
Net (gain) loss on market risk benefits	—	(3,536)	(3,536)
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	(34)	(34)
Interest credited on other contract holder funds, gross	862	4	866
Deferred income tax expense (benefit)	1,413	134	1,547
Change in deferred acquisition costs	1,119	(518)	601
Change in funds withheld, net of reinsurance	(402)	329	(73)
Change in other assets and liabilities, net	724	(1,556)	(832)
Total adjustments	1,692	(489)	1,203
Net cash provided by (used in) operating activities	$5,206	$—	$5,206

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2021	Changes	2021
Cash flows from operating activities:
Net income	$3,445	$234	$3,679
Adjustments to reconcile net income to net cash provided by operating activities:
Net losses (gains) on derivatives	2,639	2,887	5,526
Net (gain) loss on market risk benefits	—	(3,966)	(3,966)
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	41	41
Interest credited on other contract holder funds, gross	834	(2)	832
Deferred income tax expense (benefit)	675	64	739
Change in deferred acquisition costs	(270)	789	519
Change in funds withheld, net of reinsurance	(757)	131	(626)
Change in other assets and liabilities, net	(403)	(178)	(581)
Total adjustments	2,718	(234)	2,484
Net cash provided by (used in) operating activities	$5,682	$—	$5,682
The following tables, recast for the adoption of LDTI for 2021, present Consolidated Balance Sheets and Income Statements line items affected by the revisions and reclassifications of previously reported financial statements adjusted for the adoption of LDTI, detailing amounts previously reported, the impact upon those line items due to revisions and reclassifications and amounts as currently revised within the financial statements. For the years ended December 31, 2021 and 2020 the reclassification also impacted the Consolidated Statements of Cash Flows in the amount of $61 million and $65 million, respectively, which increased financing cash flows offset by a decrease in operating cash flows. In addition, there were revisions reflected in our disclosures throughout this Form 10-K.

Consolidated Balance Sheets (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	12/31/21	12/31/21	12/31/21	12/31/21

Assets
Deferred acquisition costs	$14,249	$(724)	$—	$13,525
Reinsurance recoverable, net of allowance for credit losses	33,126	(292)	—	32,834
Reinsurance recoverable on market risk benefits, at fair value	—	383	—	383
Market risk benefit assets, at fair value	—	1,664	—	1,664
Deferred income taxes, net	954	762	—	1,716
Other assets	853	5	75	933
Total assets	375,484	1,798	75	377,357

Liabilities
Reserves for future policy benefits and claims payable	17,629	(3,477)	1,038	15,190
Other contract holder funds	59,689	(5)	(963)	58,721
Market risk benefit liabilities, at fair value	—	8,033	—	8,033
Notes issued by consolidated variable interest entities, at fair value under fair value option	—	—	1,404	1,404
Other liabilities	3,944	—	(1,404)	2,540
Total liabilities	364,410	4,551	75	369,036

Equity
Accumulated other comprehensive income, net of tax expense	1,744	(384)	—	1,360
Retained earnings	2,809	(2,369)	—	440
Total Equity	11,074	(2,753)	—	8,321
Total liabilities and equity	$375,484	$1,798	$75	$377,357

Consolidated Income Statements (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/21	12/31/21	12/31/21	12/31/21

Revenues
Fee income	$7,670	$—	$389	$8,059
Premium	133	—	15	148
Net investment income	3,429	—	(5)	3,424
Total net gains (losses) on derivatives and investments	(2,478)	(2,887)	—	(5,365)
Total revenues	8,848	(2,887)	399	6,360
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	913	(45)	57	925
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	41	—	41
Market risk benefits (gains) losses, net	—	(3,966)	—	(3,966)
Interest credited on other contract holder funds, net of deferrals and amortization	868	(2)	(34)	832
Operating costs and other expenses, net of deferrals	2,462	—	377	2,839
Amortization of deferred acquisition costs	521	787	(1)	1,307
Total benefits and expenses	4,801	(3,185)	399	2,015
Pretax income (loss)	4,047	298	—	4,345
Income tax (benefit) expense	602	64	—	666
Net income (loss)	$3,445	$234	$—	$3,679

Consolidated Income Statements (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/20	12/31/20	12/31/20	12/31/20

Revenues
Fee income	$6,604	$—	$324	$6,928
Premium	160	—	27	187
Net investment income	2,829	—	(11)	2,818
Total revenues	3,206	—	340	3,546
Benefits and Expenses	—
Death, other policy benefits and change in policy reserves, net of deferrals	1,284	—	78	1,362
Interest credited on other contract holder funds, net of deferrals and amortization	1,210	—	91	1,301
Operating costs and other expenses, net of deferrals	984	—	315	1,299
Amortization of deferred acquisition costs	(389)	—	(144)	(533)
Total benefits and expenses	5,697	—	340	6,037
Net income (loss)	$(1,637)	$—	$—	$(1,637)